PRESIDENT'S LETTER

Dear Shareholders,

       Overall, during our recent fiscal year, equity investors in foreign markets have achieved significant performance results. After ten months in existence, the new European single currency seems to be a success. Well accepted by the financial community since its introduction, the euro has been successfully tested over the past year and is now at a much more competitive level with the U.S. dollar. Our international markets have been re-emerging and we believe that they will continue to offer strong potential and favorable opportunities for investment growth.

DLJ Winthrop Developing Markets Fund


       The total return of the DLJ Winthrop Developing Markets Fund for the fiscal year ending October 31, 1999, amounted to +39.82% (Class A shares) and +38.79% (Class B shares), vs. +44.63% for the Fund's benchmark, the MSCI Emerging Markets Free Index.

       The period began with the fantastic recovery of the Asian stock markets following the intervention of the International Monetary Fund (IMF) throughout the region. In contrast, the Brazilian currency collapsed in early January, driving down the value of Brazilian stocks and all Latin American stock exchanges. These markets bottomed out in March, after which Brazilian president Cardoso took the appropriate measures to stabilize currency and refinance the country's heavy debt. Latin American markets were the last to recover from their financial crisis as they were the last to go into turmoil. The rest of the period was well oriented as recovering situations in Asia were supported by the strengthening of the Japanese economy. Strong discrepancies in company valuations were tracked in Latin America and Eastern Europe while in Asia prospects for earnings growth was the main focus of investors.

       During the first half of the fiscal year, the Fund was mainly invested in Latin America. For that reason, it underperformed its benchmark during the first quarter of 1999. During the following quarters, the spectacular recovery in stock prices gave us the opportunity to reduce our overweight in Latin America and increase our weightings in Asia. Financial sector and technology stocks were added to the Asian part of the portfolio along with utilities and commodity linked stocks.

DLJ Winthrop International Equity Fund


       The total return of the DLJ Winthrop International Equity Fund for the fiscal year ending October 31, 1999 amounted to +21.76% (Class A shares) and +20.86% (Class B shares) vs. +23.37% for the Fund's benchmark, the MSCI EAFE Free Index.

       During the period, European markets enjoyed a +10.8% return, but underperformed the MSCI EAFE Free Index. European equities have benefited from improving economic prospects, better than anticipated corporate results and very strong merger and acquisition activity across all industry sectors. These factors have continued and have guided momentum over the past quarter. During the first part of the year, European markets suffered from a lack of relative economic momentum (relative to the U.S., Asia and Japan), certain political problems and, at the time, a weaker Euro which had not yet achieved its recent relative success. During the second part of the year, a much stronger economic trend was anticipated, particularly in Germany leading to strong corporate activity. Sectors such as services, technology, telecommunications and internet companies performed well. The Japanese market showed strong performance during the period. The Topix Index (top 1200 Japanese stocks) gained 51% in local currency and 68% in US$ while the MSCI Japan Index gained 41% in yen and 57% in local currency. The strong performance was due to the increasing realization that the Japanese economy was finally pulling out of its recession and showing signs of progress on the restructuring front. The government announced a number of supply-side reforms covering pension plan reforms, bankruptcy legislation, debt/equity swap reforms and a host of other legislation making it easier for restructuring to be carried out.

       The government loan guarantee program to small and medium sized companies marked an important step in the improvement of consumer confidence. In terms of market focus, activity centered on 'new Japan' growth style companies for most of the year. Sectors such as services, technology, components, hi-tech electronics, internet-related and niche retailers performed very well. Old style Japan, where it is perceived that management is slow to make necessary changes and properly focus on priorities, lost out. Many raw materials and deep cyclical stocks fall into this category. Pressure from Asian competition and cross-shareholding unwinding is also a threat.

       For the most part, markets in Asia have reflected the beginnings of an economic recovery during the twelve months under review. As U.S. interest rates eased in the fourth quarter of 1998, and hedge fund activity declined, speculative pressure on Asian currencies eased, allowing interest rates to decline at a far quicker rate than previously anticipated. This laid the foundation for the recovery in Asia in 1999, stronger in some countries than others. For Australia, fear that the U.S. Federal Reserve would reverse the interest rate cuts of 1998 proved correct, keeping a lid on the rise in the equity market as global bond yields adjusted to rising interest rate expectations. In Hong Kong, the government's stock market intervention underpinned a recovery in most areas of the economy over the course of the year, despite little respite for the beleaguered property sector, where there was no improvement in 1999. China and intra-Asian trade boosted exports and a strong technology and internet-related rally gave the market a boost. In Singapore, the government led the way with affirmative policies that included liberalization of the financial sector, a relaxation of employees' contributions to the Central Provident Fund, and beneficial housing policies. The recovery was aided by stronger exports, particularly in the electronic manufacturing sector.

       The Fund favored technology stocks and remained overweighted in domestic consumer and cyclical companies. The Fund was invested largely in European stocks at the beginning of the fiscal year. It benefited from the restructuring situations within the European economies. The Japanese part of the portfolio remained neutral which allowed the Fund to take advantage of the strength of the Yen. During the second part of the fiscal year Japanese weightings were increased and focus was placed on banks and the technology sector. This increase of the Asian part of the portfolio was financed by reducing the overall weight of European stocks. The portfolio benefited largely from this restructuring and the recovering situations recognized throughout Asia.

       We would like to thank you for your investment in the DLJ Winthrop Opportunity Funds. The Officers and Trustees wish you a happy and prosperous New Year.


Sincerely,
/s/ G. Moffett Cochran
----------------------------

G. Moffett Cochran                                         December, 1999
President

OPPORTUNITY FUND HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------
  DLJ Winthrop International Equity Fund
     Asset Allocation by Country October 31, 1999

Finland                            1.1    Germany                            8.1
Ireland                            1.3    France                             9.3
Sweden                             1.9    Portugal                           1.1
Cash & Other Assets/Liabilities    2.4    Australia                          1.0
Netherelands                       4.0    Belgium                            0.7
Spain                              4.3    Denmark                            0.4
Italy                              4.5    Singapore                          0.3
Switzerland                        6.5    Japan                             28.1
Hong Kong                          6.9    United Kingdom                    18.1

     Ten Largest Holdings October 31, 1999

                                                                                             Percent of
                                                             Country         US $ Value      Net Assets
                                                        ----------------   --------------   -----------
    NTT Mobile Communication Network, Inc. ..........   Japan               $  2,125,252        3.8%
    BP Amoco Plc. ...................................   United Kingdom         1,326,645        2.4
    Nippon Telegragh & Telephone Corp. Ltd. .........   Japan                  1,273,617        2.3
    Fujitsu Support and Service, Inc. ...............   Japan                  1,124,005        2.0
    The Asahi Bank Ltd. .............................   Japan                    888,079        1.6
    Glaxo Wellcome Plc. .............................   United Kingdom           766,765        1.4
    Telefonica SA. ..................................   Spain                    707,159        1.3
    Deutsche Bank AG ................................   Germany                  702,948        1.3
    Shell Transport & Trading Co. Plc. ..............   United Kingdom           697,836        1.3
    Nestle SA .......................................   Switzerland              694,534        1.3
                                                                            ------------       ----
                                                                            $ 10,306,840       18.7%
                                                                            ============       ====


   Investment Results For the Periods Ended October 31, 1999

                Without Load        With Load         MSCI EAFE Index
                ------------        ---------         ---------------
 9/95              10,000              9,425               10,000
10/95               9,580              9,029                9,852
10/96              10,380              9,783               10,916
10/97              11,420             10,763               11,454
10/98              12,357             11,646               12,594
10/99              15,045             14,180               15,537

                                          Average Annual Total Return
                                    ---------------------------------------
                                          DLJ Winthrop
                                          International
                                           Equity Fund
                                    -------------------------       MSCI
                                      Without         With          EAFE
                                        Load          Load         INDEX
                                    -----------   -----------   -----------
  Class A:
  1 year ........................     21.76%        14.76%        23.37%
  From inception 9/13/95 ........     10.39          8.82         11.30

  Class B:
  1 year ........................     20.86         16.86         23.37
  From inception 9/13/95 ........      9.58          9.58         11.30

  Class D:
  From inception 5/17/99 ........     10.48           n/a          n/a

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC. Class D shares are offered only to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(K) Retirement Savings Plan for Employees. Class D shares are not subject to any sales charges or distribution fees.

  The MSCI EAFE Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. The index is the property of Morgan Stanley & Co. Incorporated.
  The index does not take into account charges, fees and other expenses.
  Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.
--------------------------------------------------------------------------------

OPPORTUNITY FUND HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------
  DLJ Winthrop Developing Markets Fund
    Asset Allocation by Country October 31, 1999

Chile                              2.2    South Africa                       8.5
Czech Republic                     3.0    Greece                             9.1
Malaysia                           3.1    Philippines                        2.2
Argentina                          3.8    Hungary                            1.5
India                              4.2    Indonesia                          0.5
Cash & Other Assets/Liabilities    3.5    Poland                             0.4
China                              5.3    South Korea                       14.9
Thailand                           4.6    Mexico                            14.2
Taiwan                             6.4    Brazil                            12.6


    Ten Largest Holdings October 31, 1999

                                                                                      Percent of
                                                       Country        US $ Value      Net Assets
                                                   --------------   --------------   -----------
    Samsung Electronics GDR ....................   South Korea       $ 1,136,450         6.1%
    Telefonos de Mexico SA Cl.'L' ADR ..........   Mexico                871,245         4.7
    Pohang Iron ADR ............................   South Korea           622,310         3.3
    De Beers Centenary AG ......................   South Africa          510,161         2.7
    Hon Hai Precision Industry .................   Taiwan                503,684         2.7
    Cifra SA de CV Ser.'V' .....................   Mexico                484,125         2.6
    Grupo Mexico SA de CV Ser.'B' ..............   Mexico                418,549         2.2
    Korea Electrical Power ADR .................   South Korea           416,714         2.2
    SK Telecom Co. Ltd. ........................   South Korea           360,217         1.9
    Companhia Vale do Rio Doce SA Prf. .........   Brazil                342,552         1.8
                                                                     -----------        ----
                                                                     $ 5,666,007        30.2%
                                                                     ===========        ====

   Investment Results For the Periods Ended October 31, 1999

                Without Load        With Load          MSCI EMF Index
                ------------        ---------          --------------
 9/95              10,000              9,425               10,000
10/95               9,530              8,982                9,462
10/96               9,960              9,387               10,075
10/97               9,544              8,995                9,220
10/98               7,158              6,746                6,363
10/99              10,001              9,433                9,203

                                          Average Annual Total Return
                                    ---------------------------------------
                                          DLJ Winthrop
                                           Developing               MSCI
                                          Markets Fund
                                    -------------------------     EMERGING
                                      Without         With        MARKETS
                                        Load          Load       FREE INDEX
                                    -----------   -----------   -----------
  Class A:
  1 year ........................     39.82%        31.78%        44.63%
  From inception 9/13/95 ........      0.02         -1.40         -1.98

  Class B:
  1 year ........................     38.79         34.79         44.63
  From inception 9/13/95 ........     -0.77         -0.77         -1.98

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

  The MSCI Emerging Markets Free Index is an unmanaged index composed of a sample of companies representative of the market structure of developing countries worldwide. The index is the property of Morgan Stanley & Co. Incorporated. The index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.
--------------------------------------------------------------------------------

DLJ Winthrop Opportunity Funds--Statement of Investments October 31, 1999
--------------------------------------------------------------------------------
DLJ Winthrop International Equity Fund

COMMON STOCKS -- 97.6%

                                                 Shares       U.S. $ Value
                                               ----------   ---------------
AUSTRALIA--1.0%
   National Australia Bank Ltd. ............      4,410       $ 68,067
   Normandy Mining Ltd. ....................     46,400         35,217
   Qantas Airways Ltd. .....................     42,100        133,988
   Telstra Corporation Ltd. ................     36,150        183,921
   The News Corporation Ltd. ...............      9,810         70,952
   Woodside Petroleum Ltd. .................      8,100         48,820
                                                             ---------
                                                               540,965
                                                             ---------

BELGIUM--0.7%
   Fortis Cl.'B' ...........................     10,970        370,360
                                                             ---------

DENMARK--0.4%
   ISS International Service Systems
      A/S ..................................      4,440        238,117
                                                             ---------

FINLAND--1.1%
   Oy Nokia (Ab) Ser 'A' ...................      5,420        620,270
                                                             ---------

FRANCE--9.3%
   Accor SA ................................      1,630        366,872
   Air Liquide SA ..........................      1,020        157,163
   Alcatel Alsthom .........................      2,190        342,045
   CAP Gemini SA ...........................      1,000        151,452
   Carrefour SA ............................      1,330        246,193
   Compagnie de Saint Gobain ...............      1,430        248,160
   Danone Groupe ...........................      1,310        334,115
   Elf Aquitaine SA ........................      2,400        353,388
   Groupe GTM ..............................      1,240        135,634
   Hachette Filipacchi Medias ..............      5,300        267,008
   Lafarge SA ..............................         49          4,716
   Legrand SA ..............................        710        169,884
   L'Oreal .................................        270        180,181
   LVMH (Moet-Hennessy Luois
     Vuitton) ..............................        860        259,593
   PSA Peugeot Citroen SA ..................      1,980        380,050
   Rhodia SA ...............................     10,365        200,041
   Suez Lyonnaise des Eaux SA ..............      1,610        259,924
   Television Francaise ....................      1,280        401,180
   Total Fina SA ...........................      2,810        379,771
   Vivendi .................................      4,140        313,723
                                                             ---------
                                                             5,151,093
                                                             ---------

GERMANY--8.1%
   Allianz AG. .............................      1,169        356,554
   Bayer AG ................................      6,550        267,981
   Bayerische Vereinsbank AG ...............      9,250        603,179
   Celanese AG* ............................        749         11,816
   DaimlerChrysler AG ......................      7,270        566,585
   Deutsche Bank AG ........................      9,800        702,948
   Deutsche Lufthansa AG ...................     10,690        223,178
   Hoechst AG ..............................      7,490        328,102
   Mannesmann AG ...........................      4,010        630,519
   SAP AG ..................................        590        254,543
   Veba AG .................................     10,170        555,673
                                                            ----------
                                                             4,501,078
                                                            ----------

                                                Shares      U.S. $ Value
                                                ------    ---------------
HONG KONG--6.9%
   Cheung Kong Holdings Ltd. ...............     60,000     $ 544,493
   China Resources Enterprises Ltd. ........    110,000       141,594
   China Telecom (Hong Kong) Ltd. ..........    172,000       588,927
   Citic Pacific Ltd. ......................    170,000       439,842
   Hong Kong & China Gas Company
     Ltd. ..................................    281,000       372,559
   Hong Kong Electric Holdings .............     55,000       168,143
   Hutchison Whampoa Ltd. ..................     45,000       451,813
   New World Development Company
     Ltd. ..................................    125,000       236,526
   Shanghai Industrial Holdings Ltd. .......    156,000       291,168
   SmarTone Telecommunications
     Holdings Ltd. .........................     61,000       215,145
   Total Access Communication Public
     Company Ltd. ..........................     44,000       106,480
   Wharf Holdings Ltd. .....................     94,000       271,642
                                                           ----------
                                                            3,828,332
                                                           ----------
ITALY--4.5%
   Autogrill SPA ...........................     26,040       278,258
   Banca di Roma SPA .......................    199,610       268,723
   Benetton Group SPA ......................    141,500       312,528
   Italcementi SPA .........................     23,760       300,125
   Mediolanum SPA ..........................     35,140       285,689
   San Paolo--IMI SPA ......................     22,500       291,545
   Seat Pagine Gialle SPA ..................    412,100       394,851
   Telecom Italia SPA ......................     40,840       352,648
                                                           ----------
                                                            2,484,367
                                                           ----------
IRELAND--1.3%
   Bank of Ireland Plc. ....................     19,960       155,138
   Bank of Ireland Plc. ....................     15,760       122,991
   CRH Plc. ................................     12,540       236,610
   Irish Life & Permanent Plc. .............      2,149        22,248
   Irish Permanent Plc. ....................     15,900       162,211
                                                           ----------
                                                              699,198
                                                           ----------
JAPAN--28.1%
   Bank of Tokyo-Mitsubishi Ltd. ...........     36,000       596,605
   Bridgestone Corp. Ltd. ..................     16,000       440,395
   Canon, Inc. .............................      6,000       169,752
   Daifuku Co. Ltd. ........................     72,000       468,860
   Fujitsu Ltd. ............................     10,000       301,141
   Fujitsu Support and Service, Inc. .......      4,000     1,124,005
   Hitachi Ltd. ............................     40,000       432,339
   Honda Motor Co. Ltd. ....................      8,000       337,585
   Ito-Yokado Co. Ltd. .....................      5,000       399,923
   Japan Tobacco Inc. ......................         39       430,133
   Kirin Brewery Co. Ltd. ..................     22,000       251,923
   Minebea Co. Ltd. ........................     24,000       323,391
   Mitsubishi Chemical Corp. Ltd. ..........    130,000       589,719
   Mitsukoshi Ltd. .........................     75,000       417,905
   Mitsui Fudosan Co. Ltd. .................     34,000       254,014
   Nippon Express Co. Ltd. .................     55,000       389,278
   Nippon Telegraph & Telephone
     Corp. Ltd. ............................         83     1,273,617
   NTT Data Corporation Ltd. ...............         36       569,675
   NTT Mobile Communication
     Network, Inc. .........................         80     2,125,252
   Oji Paper Co. Ltd. ......................     60,000       422,940
   Shiseido Co. Ltd. .......................     21,000       320,226

See notes to financial statements.

DLJ Winthrop Opportunity Funds--Statement of Investments October 31, 1999 (continued)
--------------------------------------------------------------------------------
DLJ Winthrop International Equity Fund






                                              Shares      U.S. $ Value
                                            ----------  ---------------
   Takeda Chemical Industries Ltd. .......    12,000    $   689,364
   TDK Corp. Ltd. ........................     4,000        391,675
   The Asahi Bank Ltd. ...................   100,000        888,079
   The Tokio Marine & Fire Insurance
     Co. Ltd. ............................    42,000        549,823
   Tokyo Electron Ltd. ...................     5,000        415,268
   Toshiba Corp. Ltd. ....................    55,000        346,025
   Toyota Motor Corp. Ltd. ...............    12,000        415,460
   World Co. Ltd. ........................     2,000        205,236
                                                        -----------
                                                         15,539,608
                                                        -----------
NETHERLANDS--4.0%
   Elsevier NV ...........................     2,910         27,637
   Heineken NV ...........................     6,020        307,016
   ING Groep NV ..........................     9,410        555,022
   Koninklijke Ahold NV ..................    15,008        460,912
   Royal Philips Electronics NV ..........     4,059        416,233
   ST Microelectronics NV ................     5,050        443,497
                                                        -----------
                                                          2,210,317
                                                        -----------
PORTUGAL--1.1%
   Banco Pinto & Sotto Mayor SA ..........    14,450        300,916
   Portugal Telecom SA ...................     6,961        310,420
                                                        -----------
                                                            611,336
                                                        -----------
SINGAPORE--0.3%
   Fraser & Neave Ltd. ...................    15,100         64,479
   Singapore Airlines Ltd. ...............    10,900        114,724
                                                        -----------
                                                            179,203
                                                        -----------
SPAIN--4.3%
   Amadeus Global Travel Distribution
      SA* ................................    24,170        144,644
   Banco Popular Espanol SA ..............     4,730        318,386
   Banco Santander SA ....................    31,690        328,967
   Endesa SA .............................    15,410        308,428
   Ferrovial Agroman SA ..................    18,620        131,406
   Grupo Dragados SA .....................    42,250        447,476
   Telefonica SA .........................    42,990        707,159
                                                        -----------
                                                          2,386,466
                                                        -----------
SWEDEN--1.9%
   Electrolux AB--Ser B ..................    14,280        284,732
   Nordbanken Holding AB .................    44,650        260,571
   Telefonaktiebolaget LM Ericsson .......    12,630        525,162
                                                        -----------
                                                          1,070,465
                                                        -----------

                                             Shares     U.S. $ Value
                                            -------     ---------------
SWITZERLAND--6.5%
   ABB Ltd. ..............................     3,360    $   338,447
   Holderbank Financiere Glarus AG .......       260        320,244
   Nestle SA .............................       360        694,534
   Novartis AG--Reg. Shares ..............       423        632,876
   Roche Holding AG ......................        40        480,346
   Schindler Holding AG ..................       130        199,620
   UBS--Union Bank of Switzerland ........     1,680        488,930
   Zurich Allied AG ......................       690        390,754
                                                        -----------
                                                          3,545,751
                                                        -----------
UNITED KINGDOM--18.1%
   Allied Domecq Plc. ....................    30,170        169,310
   AstraZeneca Group Plc. ................    13,000        585,984
   BAA Plc. ..............................    26,310        192,613
   Bank of Scotland Plc. .................    24,440        304,831
   Barclays Plc. .........................    15,480        474,932
   Bass Plc. .............................     2,025         22,129
   BP Amoco Plc. .........................   136,600      1,326,645
   British Aerospace Plc. ................    44,000        258,491
   British Telecommunications Plc. .......    26,490        480,800
   Cable & Wireless Plc. .................    18,440        215,602
   Carlton Communications Plc. ...........    24,810        178,879
   Compass Group Plc. ....................    26,510        285,343
   Glaxo Wellcome Plc. ...................    25,980        766,765
   HSBC Holdings Plc. ....................    43,401        535,263
   Kingfisher Plc. .......................    38,970        426,182
   Misys Plc. ............................    27,000        226,060
   National Westminister Bank Plc. .......    15,610        352,457
   Prudential Corporation Plc. ...........    17,390        272,767
   Reed International Plc. ...............    37,430        218,817
   Royal & Sun Alliance Insurance
     Group Plc. ..........................    33,610        228,934
   Scottish & Southern Energy Plc. .......    24,640        232,621
   Smithkline Beecham Plc. ...............    36,460        469,731
   Shell Transport & Trading Co. Plc......    91,030        697,836
   Tesco Plc. ............................   173,690        515,191
   Vodafone Group Plc. ...................   116,800        545,103
                                                        -----------
                                                          9,983,286
                                                        -----------
TOTAL INVESTMENTS--97.6%
   (cost $43,705,327) ....................               53,960,212
                                                        -----------
Cash and Other Assets
  Net of Liabilities--2.4% ...............                1,333,801
                                                        -----------

NET ASSETS--100% .........................              $55,294,013
                                                        ===========

* Non-income producing

See notes to financial statements.

DLJ Winthrop Opportunity Funds--Statement of Investments October 31, 1999
--------------------------------------------------------------------------------
DLJ Winthrop Developing Markets Fund



COMMON STOCKS--83.9%

                                                Shares       U.S. $ Value
                                             ------------  ---------------
ARGENTINA--3.8%
   Banco Frances SA .......................       1,970        $14,388
   Banco de Galicia y Buenos Aires SA             7,560         40,011
   IRSA Inversiones y
     Representaciones SA ..................      39,280        118,681
   Perez Compane SA .......................      33,940        206,113
   Siderca SA Cl.'A' ......................      44,150         85,691
   Telefonica de Argentina SA ADR .........       9,580        245,488
                                                             ---------
                                                               710,372
                                                             ---------
CHILE--2.2%
   Cia Cervecerias Unidas SA ADR ..........       3,760         82,015
   Cia de Telecomunicaciones de Chile
     SA ADR ...............................       7,963        132,882
   Enersis SA ADR .........................       2,273         51,142
   Gener SA ...............................       2,075         30,866
   Madeco GDR .............................       2,308         22,792
   Quimica Minera Chile SA ADR ............       3,099         90,065
                                                             ---------
                                                               409,762
                                                             ---------
CHINA--5.3%
   Beijing Datang Power Generation
      Co. Ltd.* ...........................     405,560         84,571
   Beijing Yanhua Petrochemical
     Company Ltd.* ........................      20,700        190,828
   China Eastern Airlines Ltd.* ...........   1,696,240        183,408
   Guangdong Kelon Electric Holdings
     Co. Ltd.* ............................     214,690        190,683
   Huaneng Power International, Inc.* .....       9,900        120,038
   New World China Land Ltd. ..............      38,400         17,794
   Pacific Century CyberWorks Ltd.* .......      70,000         52,712
   Tsingtao Brewery Co. Ltd.* .............     560,000        156,783
                                                             ---------
                                                               996,817
                                                             ---------
CZECH REPUBLIC--3.0%
   Ceske Energeticke Zavody AS* ...........      34,331         90,175
   Inzenyrske Prumyslove Stavby* ..........       2,850         11,335
   Komercni Banka AS ......................       1,240         31,513
   Skoda Plzen AS* ........................       3,851         10,948
   SPT Telecom AS* ........................      20,840        314,479
   Tabak AS ...............................         469        103,701
                                                             ---------
                                                               562,151
                                                             ---------
GREECE--9.1%
   AG Petzetakis SA* ......................       3,000        113,727
   Aktor SA ...............................       2,340         58,517
   Alpha Credit Bank SA ...................         734         56,118
   Attica Enterprises .....................       8,010        188,314
   Bank of Piraeus ........................       7,800        201,268
   Chipita International SA ...............       2,800         92,721
   EFG Eurobank SA* .......................         720         31,905
   Elais SA ...............................       1,000         44,567
   Ergo Bank SA ...........................         217         21,222
   Hellas Can Packaging SA ................         730         35,929
   Hellenic Bottling Company SA ...........       3,660         82,549

                                               Shares      U.S. $ Value
                                             ---------     ---------------

   Hellenic Telecommunication
     Organization SA ......................       1,593    $  33,747
   National Bank of Greece ................       3,944      282,692
   Panafon Hellenic Telecom SA ............      22,580      298,516
   Silver & Baryte Ores Mining SA .........         744       28,678
   Titan Cement Company SA ................       1,210      134,140
                                                         -----------
                                                           1,704,610
                                                         -----------
HUNGARY--1.5%
   Gedeon Richter Rt. .....................         460       20,666
   Magyar Tavkozlesi Rt.* .................       3,900      112,369
   Mol Magyar Olaj GDR ....................       7,000      140,000
                                                         -----------
                                                             273,035
                                                         -----------
INDIA--4.2%
   Crompton Greaves Ltd. GDR ..............      34,200       41,040
   Eih Limited GDR* .......................       6,300       29,925
   Grasim Industries Ltd. GDR .............       6,900       89,700
   Indian Aluminum Co. Ltd. GDR*. .........      24,300       58,928
   Mahindra & Mahindra Ltd. GDR*. .........       6,800       54,400
   Ranbaxy Laboratories GDR ...............       9,900      198,495
   State Bank of India GDR ................      10,600      141,113
   Tata Engineering and Locomotive
     Co. Ltd. GDR. ........................      16,100      103,040
   Videsh Sanchar GDR* ....................       4,700       70,030
                                                         -----------
                                                             786,671
                                                         -----------
INDONESIA--0.5%
   PT Telekomunikasi Indonesia ADR ........      10,000       91,875
                                                         -----------
MALAYSIA--3.1%
   Ekran Bhd Warrants* ....................      15,000        3,158
   Malayan Banking Bhd ....................      27,100       91,997
   Petronas Gas Bhd .......................      37,000       78,382
   Rothmans of Pall Mall Bhd ..............       8,000       55,789
   Telecom Malaysia Bhd ...................      61,500      189,355
   Tenaga Nasional Bhd ....................      30,400       70,000
   YTL Corporation Bhd ....................      40,000       76,316
   YTL Corporation Bhd Warrants* ..........      40,000       17,763
                                                         -----------
                                                             582,760
                                                         -----------
MEXICO--14.2%
   Cifra SA de CV Ser.'V' .................     309,402      484,125
   Grupo Carso SA de CV Ser.'A1'* .........      51,810      216,684
   Grupo Elektra SA de CV .................      54,180       25,534
   Grupo Industrial Bimbo SA de CV ........      75,636      138,650
   Grupo Mexico SA de CV Ser.'B' ..........     115,110      418,549
   Grupo Modelo SA de CV Cl 'C' ...........      30,190       73,810
   Kimberly-Clark de Mexico SA de
     CV Cl.'A' ............................      99,150      313,583
   Savia SA de CV ADR .....................       1,000       21,375
   Telefonos de Mexico SA Cl.'L' ADR             10,190      871,245
   Tubos de Acero de Mexico SA* ...........       6,500       71,682
   Vitro SA Cl.'A' ........................       9,750       12,882
                                                         -----------
                                                           2,648,119
                                                         -----------

See notes to financial statements.

DLJ Winthrop Opportunity Funds--Statement of Investments October 31, 1999 (continued)
--------------------------------------------------------------------------------
DLJ Winthrop Developing Markets Fund






                                                 Shares        U.S. $ Value
                                             -------------   ---------------
PHILIPPINES--2.2%
   Manila Electric Company Cl.'B' ........        80,000     $   219,451
   Philippine Long Distance
     Telephone Co. .......................         9,000         185,063
                                                             -----------
                                                                 404,514
                                                             -----------
POLAND--0.4%
   Telekomukacja Polska SA ...............        15,190          77,039
                                                             -----------
SOUTH AFRICA--8.5%
   Anglo American Corp. ..................         2,900         154,383
   AngloGold Ltd. ........................           600          33,895
   Barlow Ltd. ...........................         9,500          46,321
   De Beers Centenary AG .................        18,675         510,161
   Edgars Consolidated Stores Ltd. .......           902           8,811
   Liberty International Plc. ............         2,284          19,038
   Liberty Life Association of
     Africa Ltd. .........................         4,900          45,470
   Metro Cash & Carry Ltd. ...............       162,300         134,755
   Nedcor Ltd. ...........................         5,500         108,164
   Pick 'N' Pay Stores Ltd. ..............        40,800          60,511
   Rembrandt Group Ltd. ..................        17,700         132,408
   Sasol Ltd. ............................        20,000         136,752
   South African Breweries Ltd. ..........        20,540         179,903
   Standard Bank Investment
     Corp. Ltd. ..........................         5,746          19,644
                                                             -----------
                                                               1,590,216
                                                             -----------
SOUTH KOREA--14.9%
   Korea Electrical Power ADR ............        26,458         416,714
   Korea Telecom Corp. ADR* ..............         7,000         246,750
   Pohang Iron ADR .......................        18,646         622,310
   Samsung Electronics GDR ...............        13,370       1,136,450
   SK Telecom Co. Ltd. ...................        27,576         360,217
                                                             -----------
                                                               2,782,441
                                                             -----------
TAIWAN--6.4%
   Cathay Construction Corp. .............       152,050          61,357
   Cathay Life Insurance Co. Ltd. ........        26,611          68,793
   Evergreen Marine Corp. ................        63,914          59,844
   Far Eastern Textile Ltd. ..............       153,300         209,748
   Formosa Chemicals & Fibre Corp. .......        52,179          58,890
   Hon Hai Precision Industry* ...........        73,626         503,684
   Hua Nan Commercial Bank ...............        31,315          44,425
   International Commercial Bank of
     China ...............................        63,701          64,464
   Microtek International, Inc.* .........        72,980          27,609
   Pacific Electrical Wire & Cable
     Corp. ...............................       122,792          59,228
   U-Ming Marine Transport Corp. .........       102,206          41,727
   Yang Ming Marine Transport ............         4,801           2,679
                                                             -----------
                                                               1,202,448
                                                             -----------

                                               Shares        U.S. $ Value
                                              --------     ---------------
THAILAND--4.6%
   Bangkok Bank Public Co. Ltd. ..........        95,100     $   221,707
   National Finance Public Co. Ltd. ......        70,000          26,744
   PTT Exploration and Production
     Public Co. Ltd.* ....................        13,100          95,691
   Siam Cement Public Co. Ltd. ...........         4,700         121,746
   TelecomAsia Corporation Public Co.
     Ltd.* ...............................       165,900         127,847
   Thai Farmers Bank Public Co. Ltd.......       195,200         275,571
                                                             -----------
                                                                 869,306
                                                             -----------
Total Common Stocks
  (cost $14,332,580) .....................                    15,692,136
                                                             -----------
PREFERRED STOCKS--12.6%
BRAZIL--12.6%
   Banco Bradesco SA Prf .................     7,563,040          37,002
   Banco Itau SA Prf .....................     3,130,000         179,590
   Centrais Electricas Brasileiras SA
     Prf Cl.'B' ..........................    17,853,000         317,366
   Centrais Geradoras do Sul do Brasil
     SA Prf ..............................    24,871,000          18,475
   Companhia Brasileira de Petroleo
     Ipiranga SA Prf .....................    25,123,000         201,164
   Companhia Siderurgica Nacional SA
     Prf .................................     6,350,000         168,835
   Companhia Vale do Rio Doce SA
     Prf .................................        17,238         342,552
   Embratel Participacoes SA Prf. ........    10,582,000         134,986
   Lojas Americanas SA Prf ...............    72,646,403          93,041
   Petroleo Brasileiro SA Prf ............       683,000         108,643
   Sao Carlos Empreendimentos SA
     Prf* ................................    72,646,403         121,325
   Tele Celular Sul Participacoes SA
     Prf .................................    13,744,000          23,939
   Tele Centro Sul Participacoes SA Prf       10,582,000         126,366
   Tele Norte Leste Participacoes SA
     Prf* ................................    10,582,000         177,811
   Tele Sudeste Celular Participacoes
     SA Prf* .............................    10,582,000          43,044
   Telesp Celular Participacoes SA Prf*       10,582,000         103,001
   Telesp Participacoes SA Prf*. .........    10,582,000         169,681
                                                             -----------

Total Preferred Stocks
  (cost $2,991,638) ......................                     2,366,821
                                                             -----------
TOTAL INVESTMENTS--96.5%
 (cost $17,324,218) ......................                    18,058,957
                                                             -----------
Cash and Other Assets
  Net of Liabilities--3.5% ...............                       648,682
                                                             -----------
NET ASSETS--100%                                             $18,707,639
                                                             ===========
* Non-income producing


See notes to financial statements.

DLJ Winthrop Opportunity Funds -- Statement of Assets and Liabilities
October 31, 1999
--------------------------------------------------------------------------------

                                                                         International        Developing
                                                                          Equity Fund        Markets Fund
                                                                       -----------------   ---------------
ASSETS:
   Investments in securities, at value (cost $43,705,327 and
    $17,324,218, respectively) .....................................     $  53,960,212      $ 18,058,957
   Cash -- foreign, at value (cost $580,229 and $259,394,
    respectively) ..................................................           596,350           282,728
   Cash -- domestic ................................................           803,231           466,394
   Receivable for capital stock sold ...............................            18,855               500
   Dividends and interest receivable ...............................           201,438            36,164
   Deferred organization costs (Note A) ............................            13,819            13,819
                                                                         -------------      ------------
      Total assets .................................................        55,593,905        18,858,562
                                                                         -------------      ------------
LIABILITIES:
   Payable to investment advisor ...................................            93,282            56,174
   Payable to distributor ..........................................            14,552             5,620
   Payable for securities purchased ................................            31,605                --
   Payable for capital stock redeemed ..............................                --            62,790
   Accrued expenses and other liabilities ..........................           160,453            26,339
                                                                         -------------      ------------
      Total liabilities ............................................           299,892           150,923
                                                                         -------------      ------------
NET ASSETS .........................................................     $  55,294,013      $ 18,707,639
                                                                         =============      ============
NET ASSETS CONSIST OF:
   Capital paid-in .................................................     $  38,066,271      $ 22,492,415
   Accumulated undistributed net investment income .................                --               612
   Accumulated net realized gain (loss) on investments and foreign
    currency transactions ..........................................         6,956,736        (4,543,462)
   Net unrealized appreciation of investments and foreign currency
    denominated assets and liabilities .............................        10,271,006           758,074
                                                                         -------------      ------------
                                                                         $  55,294,013      $ 18,707,639
                                                                         =============      ============
CLASS A SHARES:
   Net assets ......................................................     $  48,181,313      $ 16,022,605
                                                                         -------------      ------------
   Shares outstanding ..............................................         3,441,031         1,611,030
                                                                         -------------      ------------
   Net asset value and redemption value per share ..................     $       14.00      $       9.95
                                                                         =============      ============
   Maximum offering price per share (net asset value plus sales
    charge of 5.75% of offering price) .............................     $       14.85      $      10.56
                                                                         =============      ============
CLASS B SHARES:
   Net assets ......................................................     $   5,526,577      $  2,685,034
                                                                         -------------      ------------
   Shares outstanding ..............................................           405,513           277,935
                                                                         -------------      ------------
   Net asset value and offering price per share ....................     $       13.63      $       9.66
                                                                         =============      ============
CLASS D SHARES:
   Net assets ......................................................     $   1,586,123
                                                                         -------------
   Shares outstanding ..............................................           113,153
                                                                         -------------
   Net asset value and offering price per share ....................     $       14.02
                                                                         =============


See notes to financial statements.

DLJ Winthrop Opportunity Funds -- Statement of Operations for the year ended October 31, 1999
--------------------------------------------------------------------------------

                                                                      International       Developing
                                                                       Equity Fund       Markets Fund
                                                                     ---------------   ---------------
INVESTMENT INCOME:
   Dividend income ...............................................    $    944,642       $   676,664
   Interest income ...............................................          41,691            19,846
                                                                      ------------       -----------
                                                                           986,333           696,510
      Less withholding tax on foreign source dividends ...........        (106,902)         (269,341)
                                                                      ------------       -----------
      Total investment income ....................................         879,431           427,169
                                                                      ------------       -----------
EXPENSES:
   Investment advisory fees (Note B) .............................    $    641,576       $   215,235
   Distribution fees--Class A (Note B) ...........................         112,495            36,671
   Distribution fees--Class B (Note B) ...........................          58,838            25,503
   Custodian fees ................................................          88,000            73,000
   Transfer agent fees ...........................................          57,000            54,000
   Registration fees .............................................          50,000            34,100
   Legal fees ....................................................          43,000            19,000
   Auditing fees .................................................          32,000            15,000
   Printing fees .................................................          30,000            14,000
   Trustees' fees (Note B) .......................................          14,000             4,600
   Miscellaneous .................................................          15,740             5,548
   Amortization of organization costs (Note A) ...................          22,721            22,721
                                                                      ------------       -----------
                                                                         1,165,370           519,378
      Less fees waived by investment advisor and
       subadvisor (Note B) .......................................         (18,842)         (130,046)
                                                                      ------------       -----------
      Net expenses ...............................................       1,146,528           389,332
                                                                      ------------       -----------
NET INVESTMENT INCOME (LOSS) .....................................        (267,097)           37,837
                                                                      ------------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS--Note C:
   Net realized gain (loss) on investments .......................       7,349,564          (447,362)
   Net realized loss on foreign currency transactions ............         (74,503)          (23,171)
   Net change in unrealized appreciation on investments ..........       3,058,042         5,273,635
   Net change in unrealized appreciation on translation of foreign
    currency denominated assets and liabilities ..................           7,643            25,088
                                                                      ------------       -----------
   Net realized and unrealized gain on investments and foreign
    currency transactions ........................................      10,340,746         4,828,190
                                                                      ------------       -----------
   Contribution from subadvisor--Note B: .........................              --           460,289
                                                                      ------------       -----------
INCREASE IN NET ASSETS FROM OPERATIONS ...........................    $ 10,073,649       $ 5,326,316
                                                                      ============       ===========

See notes to financial statements.

DLJ Winthrop Opportunity Funds -- Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         International Equity Fund
                                                                      --------------------------------
                                                                         Year Ended       Year Ended
                                                                         10/31/1999       10/31/1998
                                                                      ---------------  ---------------
OPERATIONS:
   Net investment income (loss) ....................................   $   (267,097)    $   (320,362)
   Net realized gain (loss) on investments and foreign
    currency transactions ..........................................      7,275,061        2,822,979
   Net change in unrealized appreciation/depreciation on
    investments and foreign currency denominated assets and
    liabilities ....................................................      3,065,685        1,614,194
   Contribution from subadvisor ....................................             --               --
                                                                       ------------     ------------
   Increase (decrease) in net assets resulting from operations .....     10,073,649        4,116,811
                                                                       ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
   Investment income:
    Class A ........................................................             --         (212,893)
   Realized gains on investments:
    Class A ........................................................     (2,412,264)        (333,161)
    Class B ........................................................       (358,183)         (51,942)
   Tax return of capital:
    Class A ........................................................             --               --
                                                                       ------------     ------------
   Total dividends and distributions to shareholders ...............     (2,770,447)        (597,996)
                                                                       ------------     ------------
CAPITAL STOCK TRANSACTIONS--
 (Net) Note D ......................................................     (2,428,179)      (4,236,399)
                                                                       ------------     ------------
   Total increase (decrease) in net assets .........................      4,875,023         (717,584)
NET ASSETS:
   Beginning of year ...............................................     50,418,990       51,136,574
                                                                       ------------     ------------
   End of year (including undistributed net investment income
    of $612 for the Developing Markets Fund at 10/31/99) ...........   $ 55,294,013     $ 50,418,990
                                                                       ============     ============

[restubbed]

                                                                          Developing Markets Fund
                                                                      --------------------------------
                                                                         Year Ended       Year Ended
                                                                         10/31/1999       10/31/1998
                                                                      ---------------  ---------------
OPERATIONS:
   Net investment income (loss) ....................................   $     37,837     $      28,815
   Net realized gain (loss) on investments and foreign
    currency transactions ..........................................       (470,533)       (1,411,734)
   Net change in unrealized appreciation/depreciation on
    investments and foreign currency denominated assets and
    liabilities ....................................................      5,298,723        (5,517,894)
   Contribution from subadvisor ....................................        460,289                --
                                                                       ------------     -------------
   Increase (decrease) in net assets resulting from operations .....      5,326,316        (6,900,813)
                                                                       ------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
   Investment income:
    Class A ........................................................         (7,744)               --
   Realized gains on investments:
    Class A ........................................................             --                --
    Class B ........................................................             --                --
   Tax return of capital:
    Class A ........................................................        (34,031)               --
                                                                       ------------     -------------
   Total dividends and distributions to shareholders ...............        (41,775)               --
                                                                       ------------     -------------
CAPITAL STOCK TRANSACTIONS--
 (Net) Note D ......................................................     (5,440,079)       (8,578,625)
                                                                       ------------     -------------
   Total increase (decrease) in net assets .........................       (155,538)      (15,479,438)
NET ASSETS:
   Beginning of year ...............................................     18,863,177        34,342,615
                                                                       ------------     -------------
   End of year (including undistributed net investment income
    of $612 for the Developing Markets Fund at 10/31/99) ...........   $ 18,707,639     $  18,863,177
                                                                       ============     =============


See notes to financial statements.

Notes to Financial Statements October 31, 1999
--------------------------------------------------------------------------------
Note (A) Significant Accounting Policies. DLJ Winthrop International Funds ("Fund" or "Funds") consists of two portfolios (the "Portfolios"), the DLJ Winthrop International Equity Fund and the DLJ Winthrop Developing Markets Fund (together the "International Funds"), each a separate diversified series of the DLJ Winthrop Opportunity Funds (the "Trust"). In addition, the Trust consists of the DLJ Winthrop Municipal Money Fund, the DLJ Winthrop U.S. Government
Money Fund and the DLJ Winthrop High Income Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company.

The investment objective of the Developing Markets Fund is long-term growth of capital by investing primarily in common stocks and other equity securities from developing countries. The International Equity Fund seeks long-term growth of capital by investing primarily in common stocks and other equity securities from established markets outside the United States.

Each Portfolio offers multiple classes of shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. In addition, the DLJ Winthrop International Equity Fund also offers Class D shares exclusively to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(k) Retirement Savings Plan for Employees. Each class is identical in all respects except that Class A and Class B shares bear different distribution service fees and Class D shares are not subject to any distribution service fees. Each class has different exchange privileges and only Class B shares have a conversion feature. Class A and Class B have exclusive voting rights with respect to each class's distribution plan.

DLJ Winthrop Opportunity Funds--Notes to Financial Statements October 31, 1999 (continued)
--------------------------------------------------------------------------------
The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charges to that Portfolio's operations: expenses which are applicable to all portfolios are allocated among them on a pro rata basis. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

   (1) Security Valuation: All securities for which current market quotations are readily available are valued at the last sale price prior to the time of determination, or, if there is no sales price on such date, and if bid and ask quotations are available, at the mean between the last current bid and asked prices. Securities that are traded over-the-counter, if bid and asked quotations are available, are valued at the mean between the current bid and asked prices, or, if quotations are not available, are valued as determined in good faith by the Board of Trustees of the Fund. Short-term investments having a maturity of 60 days or less are valued at amortized cost. Securities and assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees of the Fund.

   (2) Foreign Currency Translations: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of such currencies against the U.S. dollar as of the date of valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized gain (loss) on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation on translation of foreign currency denominated assets and liabilities arises from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

   (3) Federal Income Taxes: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income or excise taxes have been made in the accompanying financial statements. The Developing Markets Fund has an unused capital loss carryover of approximately $4,543,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1999. If not applied, approximately $3,185,000, $587,000 and $771,000 of the carryover expires in fiscal 2005, 2006 and 2007, respectively.

   (4) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

   (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

   (6) Deferred Organization Costs: Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years commencing with the Fund's operation.

DLJ Winthrop Opportunity Funds--Notes to Financial Statements October 31, 1999 (continued)
--------------------------------------------------------------------------------
   (7) Reclassification of Components of Net Assets: At October 31, 1999, the following reclassifications were recorded to reflect permanent book/tax differences: International Equity Fund reduced capital paid-in $122,615; reduced accumulated net realized gain on investments $144,482; and reduced accumulated net investment loss $267,097. Developing Markets Fund reduced capital paid-in $635,296; reduced accumulated net realized loss on investments $630,746 and increased accumulated net investment income
   $4,550. These reclassifications had no effect on net assets or net asset value per share.

Note (B) Advisory and Distribution Services Agreement: DLJ Asset Management Group, Inc. (the "Advisor") (formerly known as Wood, Struthers and Winthrop Management Corp.) is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of AXA Financial, Inc. a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies. The Advisor has retained AXA Investment Managers GM Ltd. as subadvisor to the Funds (the "Subadvisor"). Under the terms of an Advisory Agreement with the Advisor, for the investment management services furnished to each Portfolio, such Portfolio will pay the Advisor an advisory fee, on a graduated basis at an annual rate of 1.25% of the first $100 million of average daily net assets, 1.15% of the next $100 million and 1% of average daily net assets over $200 million. Such fee will be accrued daily and paid monthly. Under a Subadvisory Agreement between the Advisor and Subadvisor, the Advisor pays the Subadvisor for its services, out of the Advisor's own resources, at the following annual percentage rates of the average daily net assets of each Portfolio: .625 of 1% of each Portfolio's first $100 million, .575 of 1% of the next $100 million and .50 of 1% of the balance.

Through October 31, 2000, the Advisor and Subadvisor have agreed to a contractual expense limitation to reduce their management fees by the amount that total fund operating expenses exceed 2.15% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, of each Fund. Any such reduction has or will be borne equally between the Advisor and Subadvisor. After October 31, 2000, the Advisor and Subadvisor may, in their sole discretion, determine to discontinue this practice with respect to either Fund. As a result of the voluntary waiver, the Advisor and Subadvisor waived fees amounting to $18,842 and $130,046 for the International Equity Fund and Developing Markets Fund, respectively, during the year ended October 31, 1999. The Fund has entered into a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A and Class B shares with Donaldson, Lufkin & Jenrette Secur-ities Corporation, the Fund's Distributor. Under the Agreement, each Portfolio will pay a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Advisor may use its own resources to finance the distribution of the Fund's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee receives an attendance fee of $1,000 per audit committee meeting. Attendance fees are charged to all series of the Trust and are allocated on a pro rata basis.

During the year ended October 31, 1999, the Subadvisor reimbursed the Developing Markets Fund $460,289 for realized and unrealized losses on certain securities transactions.

Note (C) Investment Transactions: Purchases and sales of investment securities (excluding short-term securities and forward currency exchange contracts) during the year ended October 31, 1999, aggregated $41,864,253 and $49,082,942 for the International Equity Fund; and $6,172,264 and $11,530,992 for the Developing Markets Fund, respectively.

DLJ Winthrop Opportunity Funds--Notes to Financial Statements October 31, 1999 (continued)
--------------------------------------------------------------------------------
The Funds may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as net change in unrealized appreciation (depreciation) of foreign currency denominated assets and liabilities. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At October 31, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At October 31, 1999, the components of net unrealized appreciation of investments were as follows:

                                                             International       Developing
                                                              Equity Fund       Markets Fund
                                                            ---------------   ---------------
Gross appreciation (investments having an excess of value
 over cost) .............................................    $ 12,114,295      $  4,160,448
Gross depreciation (investments having an excess of cost
 over value) ............................................      (1,859,410)       (3,425,709)
                                                             ------------      ------------
Net unrealized appreciation of investments ..............    $ 10,254,885      $    734,739
                                                             ============      ============

NOTE (D) Shares of Beneficial Interest: There is an unlimited number of shares ($0.001 par value) of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                               International Equity Fund
                           -----------------------------------------------------------------
                                      Year Ended                        Year Ended
                                   October 31, 1999                  October 31, 1998
                           ---------------------------------  ------------------------------
                                Shares           Amount           Shares          Amount
                           ---------------  ----------------  -------------  ---------------
Class A
Shares sold .............        860,513     $  11,381,549        139,783     $  1,702,041
Shares issued through
 reinvestment of
 dividends and
 distributions ..........        208,666         2,393,398         48,974          540,052
                                 -------     -------------        -------     ------------
                               1,069,179        13,774,947        188,757        2,242,093
                               ---------     -------------        -------     ------------

Shares redeemed .........     (1,256,969)      (16,356,572)      (440,781)      (5,400,186)
                              ----------     -------------       --------     ------------
Net decrease ............       (187,790)    $  (2,581,625)      (252,024)    $ (3,158,093)
                              ==========     =============       ========     ============
Class B
Shares sold .............         68,854     $     881,626        139,435     $  1,763,811
Shares issued through
 reinvestment of
 dividends and
 distributions ..........         31,390           352,824          4,788           51,706
                              ----------     -------------       --------     ------------
                                 100,244         1,234,450        144,223        1,815,517
                              ----------     -------------       --------     ------------

Shares redeemed .........       (206,542)       (2,568,893)      (239,102)      (2,893,823)
                              ----------     -------------       --------     ------------
Net decrease ............       (106,298)    $  (1,334,443)       (94,879)    $ (1,078,306)
                              ==========     =============       ========     ============
Class D
Shares sold .............        122,267     $   1,606,921
Shares redeemed .........         (9,114)         (119,032)
                              ----------     -------------
Net increase ............        113,153     $   1,487,889
                              ==========     =============

[RESTUBBED]

                                              Developing Markets Fund
                           --------------------------------------------------------------
                                     Year Ended                      Year Ended
                                  October 31, 1999                October 31, 1998
                           ------------------------------  ------------------------------
                               Shares          Amount          Shares          Amount
                           -------------  ---------------  -------------  ---------------
Class A
Shares sold .............      295,113     $  2,812,440        192,165     $  1,656,541
Shares issued through
 reinvestment of
 dividends and
 distributions ..........        5,473           40,773             --               --
                               -------     ------------        -------     ------------
                               300,586        2,853,213        192,165        1,656,541
                               -------     ------------        -------     ------------

Shares redeemed .........     (980,986)      (7,682,356)      (987,774)      (8,873,605)
                              --------     ------------       --------     ------------
Net decrease ............     (680,400)    $ (4,829,143)      (795,609)    $ (7,217,064)
                              ========     ============       ========     ============
Class B
Shares sold .............       25,395     $    232,158         66,054     $    582,468
Shares issued through
 reinvestment of
 dividends and
 distributions ..........           --               --             --               --
                              --------     ------------       --------     ------------
                                25,395          232,158         66,054          582,468
                              --------     ------------       --------     ------------

Shares redeemed .........     (108,041)        (843,094)      (233,191)      (1,944,029)
                              --------     ------------       --------     ------------
Net decrease ............      (82,646)    $   (610,936)      (167,137)    $ (1,361,561)
                              ========     ============       ========     ============
Class D
Shares sold .............
Shares redeemed .........
Net increase ............

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.


                                                                    International Equity Fund
                                                     -------------------------------------------------------
                                                                             Class A
                                                     -------------------------------------------------------
                                                                     Year Ended October 31,
                                                     -------------------------------------------------------
                                                         1999          1998          1997           1996
                                                     ------------  ------------  ------------  -------------
Net asset value, beginning of period ..............    $  12.20      $  11.42      $  10.38      $   9.58
                                                       --------      --------      --------      --------
Net investment loss (1) ...........................       (0.06)        (0.06)        (0.07)        (0.04)
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions.....        2.56          0.99          1.11          0.84
                                                       --------      --------      --------      --------
Net increase (decrease) in net asset value from
 operations .......................................        2.50          0.93          1.04          0.80
                                                       --------      --------      --------      --------
Dividends from net investment income ..............          --         (0.06)           --            --
Distributions from capital gains ..................       (0.70)        (0.09)           --            --
                                                       --------      --------      --------      --------
Total distributions ...............................       (0.70)        (0.15)           --            --
                                                       --------      --------      --------      --------
Net asset value, end of period ....................    $  14.00      $  12.20      $  11.42      $  10.38
                                                       ========      ========      ========      ========
Total return (2) ..................................       21.76%         8.20%        10.02%         8.35%
Ratio of expenses to average net assets (4) .......        2.15%         2.15%         2.15%         2.15%
Ratio of net investment loss to average
 net assets (4) ...................................       (0.44)%       (0.49)%       (0.59)%       (0.39)%
Portfolio turnover rate ...........................       81.97%        69.66%        73.92%        94.12%
Net assets, end of period (000 omitted) ...........    $ 48,181      $ 44,286      $ 44,316      $ 42,170


[RESTUBBED]

                                                      International Equity Fund
                                                     ---------------------------
                                                              Class A
                                                     ---------------------------
                                                       Year Ended October 31,
                                                     ---------------------------
                                                               1995*
                                                     ---------------------------
Net asset value, beginning of period ..............          $ 10.00
                                                             -------
Net investment loss (1) ...........................               --
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions.....            (0.42)
                                                             -------
Net increase (decrease) in net asset value from
 operations .......................................            (0.42)
                                                             -------
Dividends from net investment income ..............               --
Distributions from capital gains ..................               --
                                                             -------
Total distributions ...............................               --
                                                             -------
Net asset value, end of period ....................          $  9.58
                                                             =======
Total return (2) ..................................            (4.20)%
Ratio of expenses to average net assets (4) .......             2.15%(3)
Ratio of net investment loss to average
 net assets (4) ...................................            (0.02)%(3)
Portfolio turnover rate ...........................             0.00%
Net assets, end of period (000 omitted) ...........          $28,819


[RESTUBBED]

                                                                     International Equity Fund
                                                     -------------------------------------------------------
                                                                             Class B
                                                     -------------------------------------------------------
                                                                      Year Ended October 31,
                                                     -------------------------------------------------------
                                                         1999          1998          1997           1996
                                                     ------------  ------------  ------------  -------------
Net asset value, beginning of period ..............   $   11.98     $   11.24     $   10.29      $    9.57
                                                      ---------     ---------     ---------      ---------
Net investment loss (1) ...........................       (0.15)        (0.15)        (0.15)         (0.13)
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions.....        2.50          0.98          1.10           0.85
                                                      ---------     ---------     ---------      ---------
Net increase (decrease) in net asset value from
 operations .......................................        2.35          0.83          0.95           0.72
                                                      ---------     ---------     ---------      ---------
Dividends from net investment income ..............          --            --            --             --
Distributions from capital gains ..................       (0.70)        (0.09)           --             --
                                                      ---------     ---------     ---------      ---------
Total distributions ...............................       (0.70)        (0.09)           --             --
                                                      ---------     ---------     ---------      ---------
Net asset value, end of period ....................   $   13.63     $   11.98     $   11.24      $   10.29
                                                      =========     =========     =========      =========
Total return (2) ..................................       20.86%         7.43%         9.23%          7.52%
Ratio of expenses to average net assets (4) .......        2.90%         2.90%         2.90%          2.90%
Ratio of net investment loss to average
 net assets (4) ...................................       (1.18)%       (1.24)%       (1.32)%        (1.25)%
Portfolio turnover rate ...........................       81.97%        69.66%        73.92%         94.12%
Net assets, end of period (000 omitted) ...........   $   5,527     $   6,133     $   6,821      $   4,955


[RESTUBBED]

                                                                  International Equity Fund
                                                     ---------------------------------------------------
                                                             Class B                   Class D(5)
                                                     ------------------------  -------------------------
                                                                   Year Ended October 31,
                                                     ---------------------------------------------------
                                                               1995*                      1999
                                                     ------------------------  -------------------------
Net asset value, beginning of period ..............         $ 10.00                    $ 12.69
                                                            -------                    -------
Net investment loss (1) ...........................           (0.02)                     (0.14)
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions.....           (0.41)                      1.47
                                                            -------                    -------
Net increase (decrease) in net asset value from
 operations .......................................           (0.43)                      1.33
                                                            -------                    -------
Dividends from net investment income ..............              --                         --
Distributions from capital gains ..................              --                         --
                                                            -------                    -------
Total distributions ...............................              --                         --
                                                            -------                    -------
Net asset value, end of period ....................         $  9.57                    $ 14.02
                                                            =======                    =======
Total return (2) ..................................           (4.30)%                    10.48%
Ratio of expenses to average net assets (4) .......            2.90%(3)                   1.90%(3)
Ratio of net investment loss to average
 net assets (4) ...................................           (1.77)%(3)                 (1.14)%(3)
Portfolio turnover rate ...........................            0.00%                     81.97%
Net assets, end of period (000 omitted) ...........         $ 1,803                    $ 1,586

                                                              Developing Markets Fund
                                                     -----------------------------------------
                                                                      Class A
                                                     -----------------------------------------
                                                              Year Ended October 31,
                                                     -----------------------------------------
                                                        1999          1998           1997
                                                      --------      --------       --------
Net asset value, beginning of period ..............   $   7.14      $   9.52       $   9.96
                                                      --------      --------       --------
Net investment income (loss) (1) ..................       0.03          0.02          (0.02)
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions.....       2.58         (2.40)         (0.40)
Contribution from subadvisor ......................       0.23            --             --
                                                      --------      --------       --------
Net increase (decrease) in net asset value from
 operations .......................................       2.84         (2.38)         (0.42)
                                                      --------      --------       --------
Dividends from net investment income ..............      (0.01)           --             --
Distributions from capital gains ..................         --            --          (0.02)
Tax return of capital .............................      (0.02)           --             --
                                                      --------      --------       --------
Total distributions ...............................      (0.03)           --          (0.02)
                                                      --------      --------       --------
Net asset value, end of period ....................   $   9.95      $   7.14       $   9.52
                                                      ========      ========       ========
Total return (2) ..................................      39.82%       (25.00)%        (4.18)%
Ratio of expenses to average net assets (4) .......       2.15%         2.15%          2.15%
Ratio of net investment income (loss) to average
 net assets (4) ...................................       0.32%        (0.22)%        (0.17)%
Portfolio turnover rate ...........................      36.93%        43.56%         52.79%
Net assets, end of period (000 omitted) ...........   $ 16,023      $ 16,355       $ 29,402


[RESTUBBED]

                                                           Developing Markets Fund
                                                     ------------------------------------
                                                                  Class A
                                                     ----------------------------------
                                                            Year Ended October 31,
                                                     ------------------------------------
                                                          1996               1995*
                                                        --------           --------
Net asset value, beginning of period ..............     $  9.53            $  10.00
                                                        -------            --------
Net investment income (loss) (1) ..................       (0.01)                 --
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions.....        0.44               (0.47)
Contribution from subadvisor ......................          --                  --
                                                        -------            --------
Net increase (decrease) in net asset value from
 operations .......................................        0.43               (0.47)
                                                        -------            --------
Dividends from net investment income ..............          --                  --
Distributions from capital gains ..................          --                  --
Tax return of capital .............................          --                  --
                                                        -------            --------
Total distributions ...............................          --                  --
                                                        -------            --------
Net asset value, end of period ....................     $  9.96            $   9.53
                                                        =======            ========
Total return (2) ..................................        4.51%              (4.70)%
Ratio of expenses to average net assets (4) .......        2.15%               2.15%(3)
Ratio of net investment income (loss) to average
 net assets (4) ...................................       (0.14)%              0.32%(3)
Portfolio turnover rate ...........................       26.76%               0.00%
Net assets, end of period (000 omitted) ...........     $ 36,918           $ 14,622


[RESTUBBED]

                                                                    Developing Markets Fund
                                                     ------------------------------------------------------
                                                                           Class B
                                                     ----------------------------------------------------
                                                                     Year Ended October 31,
                                                     ------------------------------------------------------
                                                        1999          1998          1997          1996
                                                      --------      --------      --------      --------
Net asset value, beginning of period ..............   $   6.96      $   9.36      $   9.86      $   9.52
                                                      --------      --------      --------      --------
Net investment income (loss) (1) ..................      (0.03)        (0.04)        (0.19)        (0.08)
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions.....       2.50         (2.36)        (0.29)         0.42
Contribution from subadvisor ......................       0.23            --            --            --
                                                      --------      --------      --------      --------
Net increase (decrease) in net asset value from
 operations .......................................       2.70         (2.40)        (0.48)         0.34
                                                      --------      --------      --------      --------
Dividends from net investment income ..............         --            --            --            --
Distributions from capital gains ..................         --            --         (0.02)           --
Tax return of capital .............................         --            --            --            --
                                                      --------      --------      --------      --------
Total distributions ...............................         --            --         (0.02)           --
                                                      --------      --------      --------      --------
Net asset value, end of period ....................   $   9.66      $   6.96      $   9.36      $   9.86
                                                      ========      ========      ========      ========
Total return (2) ..................................      38.79%       (25.64)%       (4.83)%        3.57%
Ratio of expenses to average net assets (4) .......       2.90%         2.90%         2.90%         2.90%
Ratio of net investment income (loss) to average
 net assets (4) ...................................      (0.36)%       (0.50)%       (1.74)%       (0.83)%
Portfolio turnover rate ...........................      36.93%        43.56%        52.79%        26.76%
Net assets, end of period (000 omitted) ...........   $  2,685      $  2,509      $  4,941      $  3,641


[RESTUBBED]

                                                      Developing Markets Fund
                                                     -------------------------
                                                              Class B
                                                     -------------------------
                                                      Year Ended October 31,
                                                     -------------------------
                                                               1995*
                                                             --------
Net asset value, beginning of period ..............          $  10.00
                                                             --------
Net investment income (loss) (1) ..................             (0.01)
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions.....             (0.47)
Contribution from subadvisor ......................                --
                                                             --------
Net increase (decrease) in net asset value from
 operations .......................................             (0.48)
                                                             --------
Dividends from net investment income ..............                --
Distributions from capital gains ..................                --
Tax return of capital .............................                --
                                                             --------
Total distributions ...............................                --
                                                             --------
Net asset value, end of period ....................          $   9.52
                                                             ========
Total return (2) ..................................             (4.80)%
Ratio of expenses to average net assets (4) .......              2.90%(3)
Ratio of net investment income (loss) to average
 net assets (4) ...................................             (1.00)%(3)
Portfolio turnover rate ...........................              0.00%
Net assets, end of period (000 omitted) ...........          $  1,004

-------------------
*    Commencement of operations was September 8, 1995
(1)  Based on average shares outstanding
(2) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized. Total return for the year ended October 31, 1999 excluding the effect of the contribution from the Subadvisor for realized and unrealized securities losses was 36.59% and 35.49% for the Developing Markets Fund Class A and B shares, respectively.
(3)  Annualized
(4) Net of voluntary reduction of management fees by Adviser and Subadviser expressed as a percentage of average daily net assets of both Class A and Class B shares of each Fund as follows: International Equity Fund .04%, .10%, .18%, .27% and .60% for the years ended 10/31/99, 98, 97, 96 and 95, respectively, and Developing Markets Fund .76%, .61%, .34%, .54% and .60% for the years ended 10/31/99, 98, 97, 96 and 95, respectively. International Equity Fund Class D shares: .04% (annualized) for the period from 5/17/99 to 10/31/99.
(5)  Class D shares commenced operations on May 17, 1999.

Report of Ernst & Young LLP, Independent Auditors
-----------------------------------------------------------------------------
Shareholders and Board of Trustees
DLJ Winthrop Developing Markets Fund and
DLJ Winthrop International Equity Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of DLJ Winthrop Developing Markets Fund and DLJ Winthrop International Equity Fund (two of the Funds constituting DLJ Winthrop Opportunity Funds) as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DLJ Winthrop Developing Markets Fund and DLJ Winthrop International Equity Fund at October 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                 /s/ Ernst & Young LLP

New York, New York
December 27, 1999

--------------------------------------------------------------------------------
DLJ Winthrop Opportunity Funds--TAX INFORMATION (unaudited)
--------------------------------------------------------------------------------
We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you as to the federal tax status of distributions received by shareholders during the Funds' fiscal year ended October 31, 1999. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Fund were derived from the following sources:


                                                                   From
                                                                 Long-Term
                                                               Capital Gains
  Fund                                                        --------------
  DLJ Winthrop International Equity Fund--Class A .........       $ .700
  DLJ Winthrop International Equity Fund--Class B .........         .700

Because the Fund's fiscal year is not the calendar year, calendar year taxpayers should use the dollar amounts and the nature of those amounts referenced on Form 1099-DIV which will be mailed to you in January, 2000. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

Annual Report

TRUSTEES
G. Moffett Cochran   Robert E. Fischer   John W. Waller, III
Wilmot H. Kidd, III   Martin Jaffe

OFFICERS
G. Moffett Cochran, Chairman and President
James A. Engle, Vice President
Martin Jaffe, Vice President, Secretary and Treasurer
Brian A. Kammerer, Vice President
Michael A. Snyder, Vice President

INVESTMENT ADVISER
DLJ Asset Management Group, Inc.
An Investment Management Subsidiary of
Donaldson, Lufkin & Jenrette
277 Park Avenue, New York, NY 10172

SUBADVISER
AXA Investment Managers GS Ltd.
60 Gracechurch Street
London EC3V 0HR, England

CUSTODIAN
Citibank, N.A.
111 Wall Street, New York, NY 10043

TRANSFER AGENT
PFPC, Inc.
P.O. Box 61787 (211 South Gulph Road)
King of Prussia, PA 19406-0903

DISTRIBUTOR
Donaldson, Lufkin & Jenrette Securities Corporation
277 Park Avenue, New York, NY 10172

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue, New York, NY 10019

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom
919 Third Avenue, New York, NY 10022

This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

-------------------
DLJ  WINTHROP FUNDS
-------------------

277 Park Avenue, New York, NY 10172
800-225-8011


ANN-INTL99

-------------------
DLJ  WINTHROP FUNDS
-------------------



            [GRAPHIC OMITTED]


Leadership  through

            Experience

DLJ Winthrop
International Equity Fund

DLJ Winthrop
Developing Markets Fund





October 31, 1999